As filed with the Securities and Exchange Commission on July 22, 2011.
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                                                Registration File No. 333-148424
                                                              File No. 811-03915

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549
                                 ______________
                                    FORM S-6

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]

                       PRE-EFFECTIVE AMENDMENT NO. __                        [ ]

                       POST-EFFECTIVE AMENDMENT NO. 1                        [X]
                                     and/or        ---

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

                    AMENDMENT NO. 23                                         [X]
                                 ----
                        (Check appropriate box or boxes.)

                   CUNA Mutual Variable Life Insurance Account
                           (Exact name of registrant)

                          CUNA MUTUAL INSURANCE SOCIETY
                               (Name of depositor)
                             5910 Mineral Point Road
                                Madison, WI 53705
              (Address of depositor's principal executive offices)
        Depositor's Telephone Number, including Area Code: (319) 352-4090

                               Kerry A. Jung, Esq.
                          CUNA Mutual Insurance Society
                             5910 Mineral Point Road
                            Madison, Wisconsin 53705
                     (Name and address of agent for service)

                  Approximate Date of Proposed Public Offering:
 As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box) [X] immediately upon filing pursuant to paragraph (b) of Rule 485.
[ ] on___pursuant to paragraph (b) of Rule 485.
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485.
[ ] on (date) pursuant to paragraph (a)(i) of Rule 485.

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this Post-Effective Amendment is to file an exhibit in Part C. The prospectus for this Post-Effective Amendment No. 1 is identical to that filed with or incorporated by reference in the initial filing, and the initial filing is incorporated herein in its entirety by reference.

Title of securities being registered: Units of interest in a Variable Account under individual variable universal life policies.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

    The facing sheet.

    The Prospectus consisting of 107 pages.

    Representations.

    The signatures.

    Powers of Attorney.

    Written consent of the following persons:

           Deloitte & Touche LLP (See Exhibit 6) KPMG (See Exhibit 6(i) Ernst & Young (See Exhibit 6(ii) Scott Allen, Actuary, CUNA Mutual Insurance Society (See Exhibit 7) Steven R. Suleski, Legal Counsel, CUNA Mutual Insurance Society (See Exhibit 2)

The following exhibits:

1. Copies of all exhibits required by paragraph A of instructions for Exhibits in Form N-8B-2.

    1.(a) Resolutions of the Board of Directors of Century Life of America (incorporated by reference to Registrant's Form N-8B-2).

      (b) Certified resolution of the board of directors of CUNA Mutual Insurance Society approving the merger between CUNA Mutual Insurance Society and CUNA Mutual Life Insurance Company and changing the name of the Separate Account. Incorporated herein by reference to initial registration statement on Form S-6 (File No. 333-148424) filed with the Commission on January 2, 2008.

    2.     Not Applicable.

    3.(a) Principal Underwriting Agreement, as amended (Incorporated by reference to Registrant's Form N-8B-2).

      (b) Amended and Restated Distribution Agreement Between CUNA Mutual Insurance Society and CUNA Brokerage Services, Inc. for Variable Annuity Contracts effective January 1, 2008. Incorporated herein by reference to initial registration statement on Form S-6 (File

           No. 333-148424) filed with the Commission on January 2, 2008.

      (c) Amended and Restated Servicing Agreement relating to Distribution Agreement between CUNA Mutual Insurance Society and CUNA Brokerage Services, Inc. for Variable Annuity Contracts effective January 1, 2008. Incorporated herein by reference to initial registration statement on Form S-6 (File No. 333-148424) filed with the Commission on January 2, 2008.

    4.     Not Applicable.

    5.(a) Flexible Premium Variable Life Insurance Policy (Incorporated by reference to Registrant's Form N-8B-2).

      (b) Endorsement to UltraVers-ALL LIFE insurance policy. (Incorporated by reference to Form S-6 Post-Effective Amendment No. 7 (File No. 2-87874) filed with the Commission on April 30, 1990).

      (c) CUNA Mutual Life Insurance Company and CUNA Mutual Insurance Society Merger Endorsement effective December 31, 2007. Incorporated herein by reference to initial registration statement on Form S-6 (File No. 333-148424) filed with the Commission on January 2, 2008.

    6.(a) Amended and Restated Articles of Incorporation of the CUNA Mutual Insurance Society. Incorporated herein by reference to initial registration statement on Form S-6 (File No. 333-148424) filed with the Commission on January 2, 2008.

      (b) Amended and Restated ByLaws of CUNA Mutual Insurance Society. Incorporated herein by reference to initial registration statement on Form S-6 (File No. 333-148424) filed with the Commission on January 2, 2008.

    7.     Not Applicable.

    8.     Not Applicable.

    9.(a) Participation Agreement between T.Rowe Price International Series, Inc., and Century Life of America dated April 22, 1994. Incorporated herein by reference to initial registration statement on Form S-6 (File No. 333-148424) filed with the Commission on January 2, 2008.

           (a)ii Amendment to Participation Agreement among T.Rowe Price International Series, Inc., T.Rowe Price Investment Services, Inc., and

                  CUNA Mutual Life Insurance Company (formerly Century Life of America) dated September 22, 1999. Incorporated herein by reference to initial registration statement on Form S-6 (File No. 333-148424) filed with the Commission on January 2, 2008.

           (a)iii Amendment to Participation Agreement between T.Rowe Price International Series, Inc. and CUNA Mutual Life Insurance Company dated October 1, 2002. Incorporated herein by reference to initial registration statement on Form S-6 (File No. 333-148424) filed with the Commission on January 2, 2008.

           (a)iv Amendment to Participation Agreement Among T.Rowe Price International Series, Inc., T.Rowe Price Investment Services, Inc., and CUNA Mutual Insurance Society effective December 31, 2007. Incorporated herein by reference to initial registration statement on Form S-6 (File No. 333-148424) filed with the Commission on January 2, 2008.

           (b)i Participation Agreement between MFS Variable Insurance Trust, Century Life of America and Massachusetts Financial Services Company dated April 29, 1994. Incorporated herein by reference to initial registration statement on Form S-6 (File No. 333-148424) filed with the Commission on January 2, 2008.

           (b)ii Amendment to Participation Agreement between MFS Variable Insurance Trust, Century Life of America and Massachusetts Financial Services Company dated November 1994. Incorporated herein by reference to initial registration statement on Form S-6 (File No. 333-148424) filed with the Commission on January 2, 2008.

           (b)iii Amendment to Participation Agreement between MFS Variable Insurance Trust, Century Life of America and Massachusetts Financial Services Company effective May 1, 1996. Incorporated herein by reference to initial registration statement on Form S-6 (File No. 333-148424) filed with the Commission on January 2, 2008.

           (b)iv Third Amendment to Participation Agreement between MFS Variable Insurance Trust, CUNA Mutual Life Insurance Company (formerly Century Life of America) and Massachusetts Financial Services Company dated September 23, 1999. Incorporated herein by reference to initial registration statement on Form S-6 (File No. 333-148424) filed with the Commission on January 2, 2008.

           (b)v Amendment to Participation Agreement between MFS Variable Insurance Trust, CUNA Mutual Life Insurance Company (formerlyCentury Life of America) dated October 1, 2002. Incorporated herein by reference to initial registration statement on Form S-6 (File No. 333-148424) filed with the Commission on January 2, 2008.

           (b)vi Amendment to Participation Agreement between MFS Variable Insurance Trust, CUNA Mutual Insurance Society and Massachusetts Financial Services Company dated September 23, 1999. Incorporated herein by reference to initial registration statement on Form S-6 (File No. 333-148424) filed with the Commission on January 2, 2008.

           (c)i Participation Agreement between Oppenheimer Variable Account Funds and CUNA Mutual Life Insurance Company dated February 20, 1997. Incorporated herein by reference to initial registration statement on Form S-6 (File No. 333-148424) filed with the Commission on January 2, 2008.

           (c)ii Amendment Participation Agreement between Oppenheimer Variable Account Funds and CUNA Mutual Life Insurance Company dated October 1, 2002. Incorporated herein by reference to initial registration statement on Form S-6 (File No. 333-148424) filed with the Commission on January 2, 2008.

           (c)iii Amendment to Participation Agreement between Oppenheimer Variable Account Funds and CUNA Mutual Insurance Society effective December 31, 2007. Incorporated herein by reference to initial registration statement on Form S-6 (File No. 333-148424) filed with the Commission on January 2, 2008.

           (d)i Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., and CUNA Mutual Life Insurance Company dated May 1, 2000. Incorporated herein by reference to initial registration statement on Form S-6 (File No. 333-148424) filed with the Commission on January 2, 2008.

           (d)ii Amendment to Participation Agreement among Franklin Templeton Distributors, Inc., and CUNA Mutual Life Insurance Company dated October 1, 2002. Incorporated herein by reference to initial registration statement on Form S-6 (File No. 333-148424) filed with the Commission on January 2, 2008.

           (d)iii Amendment to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., and CUNA Mutual Insurance Society effective December 31, 2007. Incorporated herein by reference to initial registration statement on Form S-6 (File No. 333-148424) filed with the Commission on January 2, 2008.

           (e)i Rule 22c-2 Shareholder Information Agreement between T.Rowe Price Services, Inc., and CUNA Mutual Life Insurance Company dated October 16, 2006. Incorporated herein by reference to initial registration statement on Form S-6 (File No. 333-148424) filed with the Commission on January 2, 2008.

           (e)ii Amendment to Rule 22c-2 Shareholder Information Agreement between T.Rowe Price Services, Inc., and CUNA Mutual Life Insurance Company effective December 31, 2007. Incorporated herein by reference to initial registration statement on Form S-6 (File No. 333-148424) filed with the Commission on January 2, 2008.

           (f)i Rule 22c-2 Shareholder Information Agreement between MFS and CUNA Mutual Insurance Society dated October 16, 2006. Incorporated herein by reference to initial registration statement on Form S-6 (File No. 333-148424) filed with the Commission on January 2, 2008.

           (g)i Rule 22c-2 Shareholder Information Agreement between Ultra Series Fund and CUNA Mutual Life Insurance Company dated October 16, 2006. Incorporated herein by reference to initial registration statement on Form S-6 (File No. 333-148424) filed with the Commission on January 2, 2008.

           (g)ii Rule 22c-2 Shareholder Information Agreement between Ultra Series Fund and CUNA Mutual Insurance Society dated October 16, 2006. Incorporated herein by reference to initial registration statement on Form S-6 (File No. 333-148424) filed with the Commission on January 2, 2008.

    10.(a) Application Form (Incorporated by reference to Registrant's Form N-
           8B-2).

    11.(a) Issuance, Transfer and Redemption Procedures. Filed herewith.

2. Opinion of counsel. Incorporated herein by reference to initial registration statement on Form S-6 (File No. 333-148424) filed with the Commission on January 2, 2008.

6.  Deloitte & Touche LLP consent.
    i) KPMG consent. Incorporated herein by reference to initial registration statement on Form S-6 (File No. 333-148424) filed with the Commission on January 2, 2008.

    ii) Ernst & Young consent. Incorporated herein by reference to initial registration statement on Form S-6 (File No. 333-148424) filed with the Commission on January 2, 2008.

7. Actuarial opinion and consent. Incorporated herein by reference to initial registration statement on Form S-6 (File No. 333-148424) filed with the Commission on January 2, 2008.

8.  Powers of Attorney.
(1) Signed pursuant to Power of Attorney dated August 10, 2010. Incorporated by reference to post-effective amendment number 15 (File No. 333-148426) filed with the Commission on April 27, 2011.

       A.  Power Attorney (Eldon R. Arnold).
       B.  Power Attorney (Loretta M. Burd).
       C.  Power Attorney (Joseph J. Gasper, Jr.).
       D.  Power Attorney (Bert J. Hash, Jr.).
       E.  Power Attorney (Robert J. Marzec).
       F.  Power Attorney (Victoria W. Miller).
       G.  Power Attorney (C. Alan Peppers).
       H.  Power Attorney (Jeff Post).
       I.  Power Attorney (Randy M. Smith).
       J.  Power Attorney (Farouk D. G. Wang).
       K.  Power Attorney (Larry T. Wilson).
       L.  Power Attorney (James W. Zilinski).

13.    SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed in its behalf by the undersigned, duly authorized, in the City of Madison, and State of Wisconsin as of 22 day of July, 2011.

                                     CUNA MUTUAL VARIABLE LIFE INSURANCE ACCOUNT
                                                                    (REGISTRANT)

                       By:  /s/Jeff Post
                           -----------------------------------------------------
                            Jeff Post
                            President and Chief Executive Officer

                                                   CUNA MUTUAL INSURANCE SOCIETY
                                                                     (DEPOSITOR)

                       By:  /s/Jeff Post
                           -----------------------------------------------------
                            Jeff Post
                            President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE AND TITLE                                                DATE

By:  /s/Andrew Michie                                              July 22, 2011
    ------------------------------------------------------------
     Andrew Michie
     Sr. VP - Corporate Controller

By:  /s/Gerald Pavelich                                            July 22, 2011
    ------------------------------------------------------------
     Gerald Pavelich
     Treasurer, Executive Vice President and Chief
     Financial Officer

By:  /s/Jeff Post                                                  July 22, 2011
    ------------------------------------------------------------
     Jeff Post
     Director, President and Chief Executive Officer

By:  *                                                             July 22, 2011
    ------------------------------------------------------------
     Eldon R. Arnold
     Director

By:  *                                                             July 22, 2011
    ------------------------------------------------------------
     Loretta M. Burd
     Director

By:  *                                                             July 22, 2011
    ------------------------------------------------------------
     Joseph J. Gasper
     Director and Vice Chairman of the Board

By:  *                                                             July 22, 2011
    ------------------------------------------------------------
     Bert J. Hash, Jr.
     Director

By:  *                                                             July 22, 2011
    ------------------------------------------------------------
     Robert J. Marzec
     Director

By:  *                                                             July 22, 2011
    ------------------------------------------------------------
     Victoria W. Miller
     Director

By:  *                                                             July 22, 2011
    ------------------------------------------------------------
     C. Alan Peppers
     Director and Chairman of the Board

By:  *                                                             July 22, 2011
    ------------------------------------------------------------
     Randy M. Smith
     Director

By:  *                                                             July 22, 2011
    ------------------------------------------------------------
     Farouk D. G. Wang
     Director

By:  *                                                             July 22, 2011
    ------------------------------------------------------------
     Larry T. Wilson
     Director

By:  *                                                             July 22, 2011
    ------------------------------------------------------------
     James W. Zilinski
     Director

*Signed pursuant to Power of Attorney dated August 10, 2010, filed electronically with post-effective amendment number 15 (File No. 333-148426) filed with the Commission on April 27, 2011.

By:  /s/Kerry A. Jung
    --------------------------------------------
     Kerry A. Jung
     Lead Attorney

                                  EXHIBIT INDEX

           (q)(1) Issuance, Transfer and Redemption Procedures (Form 5202) Issued by CUNA Mutual Insurance Society dated June, 2011.